Utility Plant In Service (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	$ 1,283.5
Non-contractually required removal costs of utility plant in service	673.8	$ 636.8
Contractually required removal costs of utility plant in service	59.0	59.1
Indianapolis Power And Light Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	1,283.5
Non-contractually required removal costs of utility plant in service	673.8	636.8
Contractually required removal costs of utility plant in service	$ 59.0	$ 59.1